Note 21 - Continued Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Number of Reportable Segments	1	2
Number of Dry Bulk Vessels	1	4
Revaluation Gain (in Dollars)	$ 2,086